Other Balance Sheet Accounts - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Security deposits	$ 948	$ 4,267
Other payables	$ 5,598	5,468
Other non-current assets
Disclosure of financial assets [line items]
Security deposits		$ 2,600